UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Chase Issuance Trust, Series 2007-A11, Class A11, 0.23%, 7/16/12 (a)	$3,500		$3,499,362
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M2, 0.78%, 3/25/35 (a)	5,890		3,886,876
Freddie Mac Mortgage-Backed Securities, Series T-11, Class A9, 2.30%, 1/25/28 (a)	2,900		2,810,463
GSAA Home Equity Trust, Series 2005-1, Class AF2, 4.32%, 11/25/34 (a)	1,439		1,379,810
Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.77%, 10/25/35 (a)	1,875		775,294
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	287		311,509
Series 1996-20G, 7.70%, 7/01/16	286		310,889
Series 1996-20H, 7.25%, 8/01/16	454		494,026
Series 1996-20K, 6.95%, 11/01/16	695		746,145
Series 1997-20C, 7.15%, 3/01/17	287		314,861
Small Business Administration, Series 1, 1.00%, 4/01/15	2,358		23,583

			14,552,818

Interest Only Asset-Backed Securities— 0.3%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	5,590		393,036
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29	10,024		1,018,062

			1,411,098

Total Asset-Backed Securities – 3.3%			15,963,916

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 3.3%
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A5, 5.50%, 8/25/35	1,910		1,854,763
Deutsche Alt—A Securities, Inc. Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	1,470		1,236,030
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.61%, 10/25/35 (a)	3,572		2,629,036

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2, 5.76%, 1/25/37 (a)	$728		$558,244
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 15.98%, 8/25/23 (a)	96		107,396
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	5,340		5,468,950
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 3.27%, 8/25/34 (a)	1,583		1,592,867
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1C, 1.53%, 1/25/46 (a)	5,715		2,350,312

			15,797,598

Commercial Mortgage-Backed Securities — 4.7%
Credit Suisse Mortgage Capital Certificates:
Series 2006-C5, Class A2, 5.25%, 12/15/39 (c)	14,000		14,310,137
Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420		2,209,483
First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class D, 7.12%, 11/18/29	3,500		3,757,536
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2, 5.92%, 6/15/49 (a)	2,200		2,257,465

			22,534,621

Interest Only Collateralized Mortgage Obligations — 1.5%
Bank of America Mortgage Securities Inc., Series 2003-3, Class 1AIO, 0.29%, 5/25/18 (a)	130,002		829,815
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	1,218		138,563
Collateralized Mortgage Obligation Trust, Class R:
Series 40, 0.58%, 4/01/18	189		189
Series 42, 6,000.00%, 10/01/14	—	(d)	1,037
First Boston Mortgage Securities Corp., Series C, Class I-O, 10.97%, 4/25/17	43		7,797
GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.97%, 6/19/27 (a)(b)	5,668		113,352

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LIBOR	London InterBank Offered Rate
STRIPS	Separately Traded Registered Interest and Principal Securities
TALF	Term Asset-Backed Securities Loan Facility

BLACKROCK INCOME TRUST, INC.	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (concluded)
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	$126,563	$554,347
Kidder Peabody Mortgage Assets Trust, Series B, Class A2, 9.50%, 4/22/18	33	6,366
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.98%, 4/25/34	14,799	166,489
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	759	104,595
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	839	50,353
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.00%, 3/20/35 (a)	40,695	610,428
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-18, Class 7AX, 5.50%, 9/25/35 (a)	2,074	236,542
Series 2005-20, Class 3AX, 5.50%, 10/25/35	2,650	318,042
Series 2006-2, Class 4AX, 5.50%, 3/25/36 (a)	5,085	649,974
Series 2006-7, Class 3AS, 2.37%, 8/25/36 (a)	32,365	3,489,286
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.05%, 5/15/29 (a)	65,097	110,952

		7,388,127

Interest Only Commercial Mortgage-Backed Securities — 0.1%
CS First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.67%, 6/20/29 (a)(b)	4,357	150,674
Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class IO, 0.70%, 12/15/30 (a)	11,712	289,424
Morgan Stanley Capital I, Series 1997-HF1, Class X, 3.44%, 7/15/29 (a)(b)	37	2

		440,100

Principal Only Collateralized Mortgage Obligations — 1.1%
Countrywide Home Loan Mortgage Pass- Through Trust, Class PO:
Series 2003-26, 0.00% 8/25/33	2,940	2,040,526
Series 2003-J4, 0.00%, 6/25/33	563	510,235

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Principal Only Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage Pass- Through Trust, Class PO (concluded):
Series 2003-J5, 0.00%, 7/25/33	$926	$690,440
Series 2003-J8, 0.00%, 9/25/23	764	552,419
Drexel Burnham Lambert CMO Trust, Class 1:
Series K, 0.00%, 9/23/17	13	13,056
Series V, 0.00%, 9/01/18	87	82,440
MASTR Asset Securitization Trust, Series 2004-3, Class 4A15, 0.00%, 3/25/34	247	169,059
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2/25/36	983	614,559
Structured Mortgage Asset Residential Trust, Series 1993- 3C, Class CX, 0.00%, 4/25/24	8	5,320
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35	700	484,761

		5,162,815

Total Non-Agency Mortgage-Backed Securities – 10.7%		51,323,261

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.1%
Federal Housing Administration:
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	237	234,486
Merrill Projects, Series 54, 7.43%, 5/15/23	2	2,113
Reilly Project, Series 41, 8.28%, 3/01/20	636	629,800
USGI Projects, Series 87, 7.43%, 12/01/22	71	70,071
USGI Projects, Series 99, 7.43%, 6/01/21	4,778	4,730,336
USGI Projects, Series 99, 7.43%, 10/01/23	174	171,955
Overseas Private Investment Corp.:
4.09%, 5/29/12	359	364,175
4.68%, 5/29/12	434	438,954
4.87%, 5/29/12	3,302	3,307,077

2	BLACKROCK INCOME TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations (concluded)
Resolution Funding Corp., 9.88% 4/15/30 (e)	$13,000		$5,117,788

			15,066,755

Collateralized Mortgage Obligations — 14.8%
Fannie Mae Mortgage-Backed Securities:
Series 1991-38, Class F, 8.33%, 4/25/21 (a)	12		12,175
Series 1991-38, Class SA, 10.19%, 4/25/21 (a)	12		12,342
Series 1991-46, Class S, 1.40%, 5/25/21 (a)	116		6,137
Series 1991-87, Class S, 25.69%, 8/25/21 (a)	73		101,430
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	540		644,392
Series 2003-32, Class VT, 6.00%, 9/25/15	5,126		5,362,740
Series 2003-135, Class PB, 6.00%, 1/25/34	12,264		13,785,798
Series 2004-28, Class PB, 6.00%, 8/25/28	84		83,581
Series 2004-29, Class HC, 7.50%, 7/25/30	1,243		1,323,760
Series 2004-31, Class ZG, 7.50%, 5/25/34	2,889		3,412,163
Series 2005-68, Class PC, 5.50%, 7/25/35	1,305		1,414,659
Series 2005-73, Class DS, 16.66%, 8/25/35 (a)	3,791		4,137,262
Series 2006-2, Class KP, 0.00%, 2/25/35 (a)	803		719,415
Series G-7, Class S, 116.20%, 3/25/21 (a)	—	(d)	4,613
Series G-17, Class S, 0.58%, 6/25/21 (a)	333		6,194
Series G-33, Class PV, 1.08%, 10/25/21	395		9,202
Series G-49, Class S, 5.55%, 12/25/21 (a)	—	(d)	2,405
Freddie Mac Mortgage-Backed Securities:
Series 19, Class F, 8.50%, 3/15/20	116		126,671
Series 19, Class R, 9.76%, 3/15/20 (a)	11		1,841
Series 40, Class K, 6.50%, 8/17/24	452		498,445
Series 75, Class R, 9.50%, 1/15/21	—	(d)	3
Series 75, Class RS, 21.33%, 1/15/21 (a)	—	(d)	3
Series 173, Class R, 9.12%, 11/15/21	17		17
Series 173, Class RS, 9.12%, 11/15/21 (a)	—	(d)	17

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 192, Class U, 1.01%, 2/15/22 (a)	$3		$64
Series 1057, Class J, 1.01%, 3/15/21	109		2,743
Series 1160, Class F, 38.57%, 10/15/21 (a)	24		43,069
Series 1961, Class H, 6.50%, 5/15/12	36		36,461
Series 2218, Class Z, 8.50%, 3/15/30	6,506		7,325,737
Series 2542, Class UC, 6.00%, 12/15/22	10,200		11,092,500
Series 2758, Class KV, 5.50%, 5/15/23	10,160		11,224,789
Series 2765, Class UA, 4.00%, 3/15/11	666		677,238
Series 2861, Class AX, 10.29%, 9/15/34 (a)	360		393,292
Series 2927, Class BZ, 5.50%, 2/15/35	2,768		3,056,612
Ginnie Mae Mortgage-Backed Securities:
Series 1996-5, Class Z, 7.00%, 5/16/26	681		725,476
Series 2001-33, Class PB, 6.50%, 7/20/31	1,112		1,190,175
Series 2004-89, Class PE, 6.00%, 10/20/34	3,392		3,754,033

			71,187,454

Federal Deposit Insurance Corporation Guaranteed — 0.8%
Citigroup Funding, Inc., 1.88%, 10/22/12 (f)	3,800		3,849,601

Interest Only Collateralized Mortgage Obligations — 5.5%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17	6		972
Series 89, Class 2, 8.00%, 10/01/18	11		1,447
Series 94, Class 2, 9.50%, 8/01/21	4		888
Series 348, Class 25, 4.50%, 1/01/19	12,957		1,416,812
Series 1990-123, Class M, 1,009.50%, 10/25/20 (a)	—	(d)	669
Series 1990-136, Class S, 0.02%, 11/25/20 (a)	17,693		25,591
Series 1991-38, Class N, 1,008.50%, 4/25/21	—	(d)	36
Series 1991-99, Class L, 930.00%, 8/25/21	—	(d)	3,466

BLACKROCK INCOME TRUST, INC.	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 1991-139, Class PT, 648.35%, 10/25/21	$—	(d)	$4,948
Series 1993-199, Class SB, 2.63%, 10/25/23 (a)	1,187		125,779
Series 1996-68, Class SC, 2.26%, 1/25/24 (a)	812		65,267
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	442		14,040
Series 1997-90, Class M, 6.00%, 1/25/28	8,073		1,135,824
Series 1999-W4, Class IO, 6.50%, 12/25/28	435		86,468
Series 2003-122, Class IC, 5.00%, 9/25/18	586		2,897
Series 2003-135, Class SE, 7.52%, 8/25/33 (a)	25,302		2,564,627
Series 2005-43, Class IC, 6.00%, 3/25/34	70		548
Series 2006-58, Class SI, 6.31%, 7/25/36 (a)	11,785		1,587,026
Series 2006-70, Class JI, 6.37%, 6/25/36 (a)	25,572		3,871,925
Series 2009-3, Class JI, 6.00%, 1/25/49	16,955		2,240,423
Series 2010-2, Class SG, 6.22%, 10/25/39 (a)	21,291		1,899,122
Series G-10, Class S, 575.46%, 5/25/21 (a)	1		15,896
Series G-12, Class S, 608.14%, 5/25/21 (a)	1		10,950
Series G-50, Class G, 1,158.63%, 12/25/21	—	(d)	1,709
Series G92-5, Class H, 9.00%, 1/25/22	119		19,958
Series G92-12, Class C, 1,016.90%, 2/25/22	—	(d)	7,835
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	337		13,745
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21	—	(d)	848
Series 200, Class R, 98,522.81%, 12/15/22 (a)	—	(d)	17
Series 1043, Class H, 0.02%, 2/15/21 (a)	9,626		17,518
Series 1054, Class I, 435.32%, 3/15/21 (a)	0.00		1,513
Series 1056, Class KD, 1.08%, 3/15/21	83		2,130
Series 1148, Class E, 592.55%, 10/15/21 (a)	—	(d)	5,967

U.S. Government Sponsored Agency Securities	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 1179, Class O, 1,009.39%, 11/15/21	$—	(d)	$4
Series 1914, Class PC, 0.75%, 12/15/11	532		2,085
Series 2545, Class NI, 5.50%, 3/15/22	702		33,720
Series 2559, Class IO, 5.00%, 8/15/30 (a)	279		3,256
Series 2611, Class QI, 5.50%, 9/15/32	6,121		735,262
Series 2687, Class IL, 5.00%, 9/15/18	538		2,601
Series 2694, Class LI, 4.50%, 7/15/19	654		13,994
Series 2949, Class IO, 5.50%, 3/15/35	1,060		49,263
Series 3153, Class SI, 6.36%, 5/15/36 (a)	13,755		2,023,106
Ginnie Mae Mortgage-Backed Securities (a):
Series 2005-31, Class SA, 5.92%, 4/16/35	24,863		3,038,797
Series 2009-33, Class SN, 6.04%, 5/20/39	15,330		1,385,776
Series 2009-64, Class SY, 5.84%, 8/20/39	12,119		1,169,194
Series 2009-88, Class ES, 6.12%, 10/16/39	12,479		1,242,191
Series 2009-92, Class SC, 5.86%, 10/16/39	15,766		1,587,247

			26,433,357

Interest Only Mortgage-Backed Securities — 0.3%
Freddie Mac Mortgage-Backed Securities, 2.73%, 1/01/35 (a)	211		218,964
Ginnie Mae Mortgage-Backed Securities (a):
Series 2006-49, Class SA, 6.22%, 2/20/36	6,440		543,025
Series 2007-23, Class ST, 5.96%, 4/20/37	5,590		568,847

			1,330,836

Mortgage-Backed Securities — 139.9%
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/15/40 (g)	2,500		2,471,094
4.50%, 7/01/39 - 7/15/40 (f)(g)	267,270		272,917,170
5.00%, 1/01/23 - 7/15/40 (f)(g)	144,929		151,450,303
5.50%, 6/15/25 - 7/15/40 (g)	122,900		130,686,326
5.97%, 8/01/16	3,099		3,484,045
6.00%, 6/15/40 (g)	20,800		22,402,245
6.50%, 7/15/40 (g)	41,300		44,810,500
7.50%, 2/01/22	—	(d)	160
9.50%, 1/01/19 - 9/01/19	3		3,677

4	BLACKROCK INCOME TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
4.51%, 11/01/17 (a)	$21	$21,738
4.98%, 10/01/34 (a)	549	572,827
5.00%, 2/01/22 - 4/01/22 (f)(g)	1,928	2,056,525
5.50%, 6/15/25 (g)	7,000	7,517,342
6.50%, 6/15/40 (g)	100	108,922
9.00%, 9/01/20	73	80,830
Ginnie Mae Mortgage-Backed Securities:
5.00%, 6/15/40 (g)	23,900	25,188,353
6.50%, 6/15/40 (g)	8,500	9,270,312
7.50%, 8/15/21 - 12/15/23	313	357,157
8.00%, 10/15/22 - 2/15/29	97	113,024
9.00%, 6/15/18 - 9/15/21	9	11,047

		673,523,597

Principal Only Collateralized Mortgage Obligations — 0.6%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 0.00%, 2/01/23	26	23,918
Series 228, Class 1, 0.00%, 6/01/23	17	16,024
Series 1991-7, Class J, 0.00%, 2/25/21	30	26,544
Series 1993-51, Class E, 0.00%, 2/25/23	86	76,111
Series 1993-70, Class A, 0.00%, 5/25/23	14	12,590
Series 1999-W4, Class PO, 0.00%, 2/25/29	224	191,312
Series 2002-13, Class PR, 0.00%, 3/25/32	518	446,952
Series G93-2, Class KB, 0.00%, 1/25/23	201	186,754
Freddie Mac Mortgage-Backed Securities:
Series 1418, Class M, 0.00%, 11/15/22	93	82,587
Series 1571, Class G, 0.00%, 8/15/23	539	481,748
Series 1691, Class B, 0.00%, 3/15/24	1,265	1,143,402
Series 1739, Class B, 0.00%, 2/15/24	77	74,989
Series T-8, Class A10, 0.00%, 11/15/28	160	142,728

		2,905,659

Total U.S. Government Sponsored Agency Securities – 165.0%		794,297,259

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.75%, 8/15/20 (h)	750	1,095,000
8.00%, 11/15/21 (f)	2,750	3,889,531

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Notes:
3.63%, 2/15/20 (f)	$20,900	$21,437,193
4.50%, 8/15/39	330	345,159
4.63%, 2/15/40 (f)(h)	5,550	5,926,357
U.S. Treasury STRIPS, 0.00%, 11/15/24 (a)(f)(h)	40,000	21,915,280

Total U.S. Treasury Obligations – 11.3%		54,608,520

Total Long-Term Investments (Cost – $907,677,973) – 190.3%		916,192,956

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (i)(j)	72,771,402	72,771,402

Total Short-Term Securities (Cost – $72,771,402) – 15.1%		72,771,402

Options Purchased	Contracts (k)

Over-the-Counter Call Swaptions Purchased — 0.2%
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, expires 5/19/12, Broker Bank of America NA	6	786,234

Over-the-Counter Put Swaptions Purchased — 0.0%
Receive a fixed rate of 5.47% and pay a floating rate based on 3- month LIBOR, expires 5/19/12, Broker Bank of America NA	6	120,373

Total Options Purchased (Cost – $492,280) – 0.2%		906,607

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost – $980,941,655*) – 205.6%		989,870,965

TBA Sale Commitments (g)	Par (000)

Fannie Mae Mortgage-Backed Securities:
4.50%, 7/01/39 – 7/15/40	$128,900	(131,518,217)
5.00%, 1/01/23 – 7/15/40	4,500	(4,778,437)

BLACKROCK INCOME TRUST, INC.	MAY 31, 2010	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

TBA Sale Commitments (g)	Par (000)	Value

Freddie Mac Mortgage-Backed Securities, 5.00%, 2/01/22 – 4/01/22	$1,900	$(2,018,750)

Total TBA Sale Commitments (Proceeds – $148,015,402) – (28.7)%		(138,315,404)

Options Written	Contracts (k)

Over-the-Counter Call Swaptions Written — (0.2)%
Pay a fixed rate of 3.43% and receive a floating rate based on 3-month LIBOR, expires 3/19/11, Broker JPMorgan Chase Bank NA	7	(169,281)
Pay a fixed rate of 5.33% and receive a floating rate based on 3-month LIBOR, expires 7/20/13, Broker JPMorgan Chase Bank NA	11	(770,618)

		(939,899)

Over-the-Counter Put Swaptions Written — (0.1)%
Receive a fixed rate of 3.43% and pay a floating rate based on 3- month LIBOR, expires 3/19/11, Broker JPMorgan Chase Bank NA	7	(350,308)
Receive a fixed rate of 5.33% and pay a floating rate based on 3- month LIBOR, expires 7/20/13, Broker JPMorgan Chase Bank NA	11	(218,359)

		(568,667)

Total Options Written (Premiums Received – $1,358,915) – (0.3)%		(1,508,566)

Total Investments, Net of TBA Sale Commitments and Outstanding Options Written – 176.6%		850,046,995
Liabilities in Excess of Other Assets – (76.6)%		(368,754,324)

Net Assets – 100.0%		$481,292,671

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$980,979,254

Gross unrealized appreciation	$31,080,790
Gross unrealized depreciation	(22,189,079)

Net unrealized appreciation	$8,891,711

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with TALF Program.

(d)	Amount is less than $1,000.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	All or a portion of security has been pledged as collateral in connection with swaps.

(g)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Securities	$(60,119,852)	$(1,018,386)
Citigroup Global Markets, Inc.	$54,393,609	$101,930
Credit Suisse Securities LLC	$102,806,213	$1,322,513
Deutsche Bank Securities, Inc.	$125,990,608	$(2,888)
Goldman Sachs & Co.	$7,752,469	$(14,515)
JPMorgan Chase Securities, Inc.	$136,254,171	$2,172,968

(h)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	178,238,591	(105,467,189)	72,771,402	$214,988

(j)	Represents the current yield as of report date.

(k)	One contract represents a notional amount of $1 million.

6	BLACKROCK INCOME TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Interest rate floors outstanding as of May 31, 2010 were as follows:

	Notional Amount (000)	Value	Unrealized Depreciation

Pay to broker the difference between 3-month LIBOR and a floor of 4.80%
Broker Goldman Sachs Bank USA expires 3/19/11	$70,000	$(2,571,310)	$(1,796,643)
Pay to broker the difference between 3-month LIBOR and a floor of 5.50%
Broker Citibank NA expires 9/17/11	25,000	(1,686,475)	(1,207,308)

Total		$(4,257,785)	$(3,003,951)

•	Financial futures contracts purchased as of May 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

67	5-Year U.S. Treasury Bond	September 2010	$7,866,367	$(49,351)
83	30-Year U.S. Treasury Bond	September 2010	$10,866,995	(175,557)

Total				$(224,908)

•	Financial futures contracts sold as of May 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

84	2-Year U.S. Treasury Bond	September 2010	$18,304,943	$(18,870)
626	10-Year U.S. Treasury Bond	September 2010	75,016,463	(25,287)
100	30-Year U.S. Treasury Bond	September 2010	12,400,561	134,936
110	EuroDollar Futures	June 2010	27,378,590	43,590
110	EuroDollar Futures	September 2010	27,325,865	58,240
110	EuroDollar Futures	December 2010	27,250,090	23,715
91	EuroDollar Futures	March 2011	22,477,273	(16,790)
75	EuroDollar Futures	June 2011	18,455,647	(51,541)
75	EuroDollar Futures	September 2011	18,393,359	(74,454)
75	EuroDollar Futures	December 2011	18,332,209	(88,729)
27	EuroDollar Futures	March 2012	6,600,343	(15,332)
12	EuroDollar Futures	June 2012	2,927,033	(5,767)
12	EuroDollar Futures	September 2012	2,918,933	(6,367)
12	EuroDollar Futures	December 2012	2,910,814	(6,986)
12	EuroDollar Futures	March 2013	2,904,263	(7,387)

Total				$(57,029)

BLACKROCK INCOME TRUST, INC.	MAY 31, 2010	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Interest rate swaps outstanding as of May 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

4.32% (a)	3-month	UBS AG	September	$12,000	$118,567
	LIBOR		2010
1.45% (b)	3-month	JPMorgan	July	$20,000	(126,632)
	LIBOR	Chase Bank NA	2011
4.88% (a)	3-month	UBS AG	March	$25,000	2,888,659
	LIBOR		2015
4.87% (a)	3-month	Goldman Sachs	January	$5,500	657,510
	LIBOR	Bank USA	2016
2.81% (a)	3-month	Citibank NA	February	$20,000	192,742
	LIBOR		2016
5.72% (a)	3-month	JPMorgan	July	$5,400	917,727
	LIBOR	Chase Bank NA	2016
5.51% (a)	3-month	Bank of	August	$159,147	26,458,806
	LIBOR	America NA	2017
5.88% (b)	3-month	Deutsche	June	$31,930	(5,814,052)
	LIBOR	Bank AG	2018
4.55% (b)	3-month	Citibank NA	September	$98,400	(10,091,797)
	LIBOR		2018
4.31% (b)	3-month	Deutsche	October	$66,000	(5,618,848)
	LIBOR	Bank AG	2018
3.17% (a)	3-month	Bank of	March	$4,700	(26,118)
	LIBOR	America NA	2019
3.09% (b)	3-month	Deutsche	March	$25,700	283,299
	LIBOR	Bank AG	2019
2.88% (a)	3-month	Deutsche	April	$39,700	(1,130,017)
	LIBOR	Bank AG	2019
3.23% (b)	3-month	Deutsche	May	$2,800	6,900
	LIBOR	Bank AG	2019
3.90% (b)	3-month	Barclays	June	$20,000	(1,015,225)
	LIBOR	Bank Plc	2019
3.55% (b)	3-month	Deutsche	August	$15,000	(466,544)
	LIBOR	Bank AG	2019
5.49% (b)	3-month	JPMorgan	October	$5,400	(777,519)
	LIBOR	Chase Bank NA	2019
3.67% (a)	3-month	Deutsche	December	$4,600	128,148
	LIBOR	Bank AG	2019
5.67% (b)	3-month	Citigroup Global	January	$12,400	(1,812,449)
	LIBOR	Markets, Inc.	2020
3.88% (a)	3-month	Morgan	January	$7,600	346,260
	LIBOR	Stanley Capital	2020
		Services, Inc.
3.71% (b)	3-month	Deutsche	February	$9,200	(275,914)
	LIBOR	Bank AG	2020
		Morgan
3.73% (a)	3-month	Stanley Capital	May	$28,000	843,032
	LIBOR	Services, Inc.	2020
5.41% (a)	3-month	JPMorgan	August	$9,565	1,761,863
	LIBOR	Chase Bank NA	2022

Total					$7,448,398

(a) Pays floating interest rate and receives fixed rate.
(b) Pays fixed interest rate and receives floating rate.

8	BLACKROCK INCOME TRUST, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	—	$14,529,236	$1,434,680	$15,963,916
Non-Agency Mortgage-Backed Securities	—	32,978,440	18,344,821	51,323,261
U.S. Government Sponsored Agency Securities	—	784,346,394	9,950,865	794,297,259
U.S. Treasury Obligations	—	54,608,520	—	54,608,520
Short-Term Securities	$72,771,402	—	—	72,771,402
Liabilities:
TBA Sale Commitment	—	(138,315,404)	—	(138,315,404)

Total	$72,771,402	$748,147,186	$29,730,366	$850,648,954

BLACKROCK INCOME TRUST, INC.	MAY 31, 2010	9

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	$260,481	$35,510,120	—	$35,770,601
Liabilities	(542,418)	(40,403,215)	$(4,257,785)	(45,203,418)

Total	$(281,937)	$(4,893,095)	$(4,257,785)	$(9,432,817)

[1]

Other financial instruments are swaps, financial futures contracts, interest rate floors, TALF loan and options. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and interest rate floors, TALF loan and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total

Balance, as of August 31, 2009	$3,536,160	$582,709	$21,006,613	$14,122,541	$39,248,023
Accrued discounts/premiums	(78,245)	—	(1,458,669)	(181,915)	(1,718,829)
Realized gain (loss)	(128,163)	(288)	220,283	749,440	841,272
Change in unrealized appreciation/depreciation[2]	1,991,804	17,928	1,156,081	(536,569)	2,629,244
Net purchases (sales)	—	(600,349)	(2,584,806)	(4,202,632)	(7,387,787)
Net transfers in/out of Level 3	(3,886,876)	—	5,319	—	(3,881,557)

Balance, as of May 31, 2010	$1,434,680	—	$18,344,821	$9,950,865	$29,730,366

[2]	The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $1,501,623.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]

Balance, as of August 31, 2009	$(7,202,331)

Accrued discounts/premiums	—
Realized gain (loss)	204,333
Change in unrealized appreciation/depreciation	2,740,213

Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of May 31, 2010	$(4,257,785)

[3]	Other financial instruments are interest rate floors.

10	BLACKROCK INCOME TRUST, INC.	MAY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Income Trust, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: July 23, 2010